SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

On September 18, 2024 the Board of Directors of Regen declared a dividend to all shareholders of record as of October 17,2024 (“Record Date”) to be paid to shareholders on or about November 1, 2024 such dividend to be payable in shares of the Regen’s authorized but unissued Common Stock and to consist of one share of Common Stock for every one share of Regen Biopharma, Inc. Common Stock owned as of the Record Date, every one share of Regen Biopharma, Inc. Series A Preferred Stock owned as of the Record Date, every one share of Series AA Preferred Stock owned as of the Record Date, every one share of Series M Preferred Stock owned as of the Record Date and every one share of Series NC Preferred Stock owned as of the Record Date